                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01402

Name of Registrant: Continental Assurance Co Separate Account B

Address of Registrant:  CNA Plaza
                        Chicago, IL  60685

Name and address of agent for service:      Lynne Gugenheim
                                            CNA Center, 23S
                                            Chicago, IL 60685

Registrant's telephone number, including area code: (312) 822-2000

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2005

ITEM 1: REPORTS TO SHAREHOLDERS.

Dear Participant:
--------------------------------------------------------------------------------

     We are pleased to report that over the most recent reporting period Separate Account (B) continued to provide its shareholders with an attractive total return. For more specific information about the performance of Separate Account (B), please see the Portfolio Manager's Perspective section.

     During the second half of 2005, equity market performance is generally expected to be lackluster with continued rate increases by the Federal Reserve Board (the Fed) and rising oil prices exerting downward pressure on the markets, partially offset by anticipated stability in the areas of inflation and unemployment. Consensus forecasts indicate that the market expects the Fed to continue to raise rates during the second half of 2005, increasing the Fed Funds Target Rate from its June level of 3.25% to 4.00% by year-end. Current economic forecasts anticipate inflation remaining in the 2.8% to 2.9% range for the balance of 2005 while unemployment is expected to remain stable at around 5.00%. Overall, GDP is projected to increase from its second quarter 2005 rate of 3.6% to 4.1% by the end of the third quarter, only to revert back to around 3.5% by year-end 2005.

     With the continued expectation of higher short-term interest rates and declining levels of inflation, many equity managers will hold attractively priced stocks that have growth potential as well as a likelihood for increases in the dividend rate. Your Portfolio Manager currently has positions that meet these criteria, and will continue to consider additional positions as circumstances warrant. In addition, the Portfolio Manager will continue to monitor market conditions closely and make portfolio adjustments that we believe will enhance relative returns within the growth stock universe.

     Thank you for your continued support and participation.

Cordially,

-s- Dennis R. Hemme
Dennis R. Hemme
Chairman of the Committee

The statements contained in this management letter, which are not historical facts, are forward-looking statements. When included in this management letter, the words "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. These forward-looking statements speak only as of the date of this management letter.

--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S PERSPECTIVE
--------------------------------------------------------------------------------

     In the section below, Portfolio Manager Marilou R. McGirr discusses the performance of Separate Account (B) as well as the market environment and key investment strategies used during the first half of 2005. Ms. McGirr became the Portfolio Manager for the Fund in 2002 after having been the Fund's Chairman for four years. In addition, she was the Fund's trader for eleven years and has more than twenty years of investment experience.

     Separate Account (B)'s accumulated unit value increased by 1.37% during the first six months of 2005. For the comparable time period, the S&P 500/Barra Growth Index(R) and the S&P 500 Index(R) (the S&P 500), including reinvested dividends, decreased -0.81% and -1.73% respectively. The S&P 500 is a broad index which contains both value and growth stocks while the S&P 500/Barra Growth Index(R) measures the return of the large-capitalization growth stocks contained within the S&P 500 and is the portfolio's benchmark for performance. Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization companies. Separate Account (B)'s performance for the first half of 2005 exceeded its benchmark by 3.10%. The portfolio's excess performance versus the benchmark was largely the result of overweighting in the Energy and Utility sectors, which outperformed the other market sectors, and underweighting in the Telecom Services and Information Technology sectors, which underperformed.
--------------------------------------------------------------------------------

                        TOTAL RETURNS ON NET ASSET VALUE
                           FOR PERIODS ENDED 6/30/05
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           YEAR-TO-DATE   1-YEAR   5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------------
Separate Account (B)                                           1.37%      7.79%    -26.83%   110.20%
S&P 500 with dividends(R)                                     -0.81%      6.32%    -11.30%   158.05%
S&P 500/Barra Growth Index(R)                                 -1.73%      1.55%    -33.59%   139.14%
----------------------------------------------------------------------------------------------------

                              SECTOR DISTRIBUTION
                            SEPARATE ACCOUNT (B) AND
                         S&P 500/BARRA GROWTH INDEX(R)
(BAR GRAPH)

                                                                            SAB                               BARRA
                                                                            ---                               -----
Materials                                                                   2.32                               2.84
Consumer Staples                                                            9.40                              18.12
Health Care                                                                11.21                              18.10
Consumer Discretionary                                                     15.10                               9.64
Telecom Services                                                            0.00                               0.71
Industrials                                                                19.30                              15.96
Information Technology                                                     10.15                              22.90
Energy                                                                     14.21                               8.94
Financials                                                                 15.21                               2.17
Utilities                                                                   3.11                               0.62

--------------------------------------------------------------------------------

(BAR GRAPH)

                                                                            SAB                               BARRA
                                                                            ---                               -----
Materials                                                                   2.24                               1.54
Consumer Staples                                                            9.54                              17.83
Health Care                                                                14.14                              18.52
Consumer Discretionary                                                     17.98                               9.04
Telecom Services                                                            0.00                               4.12
Industrials                                                                15.73                              14.73
Information Technology                                                     13.44                              22.50
Energy                                                                     10.98                               8.86
Financials                                                                 12.50                               2.29
Utilities                                                                   3.45                               0.57

     The equity markets declined during the first six months of 2005 partly as a result of the Fed's continuing tight-money policy, the market's adjustment to the over-priced conditions resulting from the rally in late 2004, and increasing oil prices. Positive developments during the same period included lower levels of inflation and a declining unemployment rate. The Fed followed up 2004's 225 basis point increase to the Fed Funds Target Rate with another 100 basis points of increases in the first two quarters of 2005, raising the rate from its year-end 2004 level of 2.25% to 3.25% by the end of June 2005. Oil prices surged in 2005 moving from around $48 per barrel at year-end 2004 to over $56 per barrel by the end of the second quarter. Inflation (as measured by the Consumer Price Index) decreased from 3.3% at December of 2004 to 2.8% at June 2005. The unemployment rate also declined during the first half of 2005, dropping from 5.4% to 5.0%.

     The Fund's key investment strategy for the first six months of 2005, given the Portfolio Manager's expectations of higher short-term interest rates and stable levels of inflation, was to hold stocks that had shown growth in both market capitalization and dividend rate.

     Please note that all of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by Separate Account (B). Note, too, that both investment returns and principal value can fluctuate widely, so a participant's units, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               COMMITTEE MEMBERS
--------------------------------------------------------------------------------
                            FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------

Dennis R. Hemme, Chairman      Richard T. Fox         Peter J. Wrenn
Vice President and Treasurer   Financial Consultant   Chairman and Treasurer
Continental Assurance Company                         Hudson Technology, Inc.

Marilou R. McGirr,             Petrine J. Nielsen
Portfolio Manager              Retired
Vice President and
Assistant Treasurer
Continental Assurance Company
----------------------------------------------------------------------------------
SECRETARY                      AUDITORS               CUSTODIAN
Lynne Gugenheim                Deloitte & Touche LLP  JPMorgan Trust Company, N.A.
Senior Vice President and      Chicago, Illinois      Chicago, Illinois
Deputy General Counsel
Continental Assurance Company

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   RECORD OF
                               ACCUMULATION UNIT
                                     VALUES
                    ---------------------------------------


                         2005  June 30,       $21.44
                         2004  December 31,    21.15
                         2003  December 31,    19.55
                         2002  December 31,    16.00
                         2001  December 31,    20.48
                         2000  December 31,    26.37
                         1999  December 31,    28.78
                         1998  December 31,    21.55
                         1997  December 31,    17.69
                         1996  December 31,    14.14
                         1995  December 31,    11.74

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for each of the past ten years, and at June 30, 2005. These values should not be considered representations of values which may be achieved in the future.

                                  (BAR GRAPH)

                                                              UNIT VALUE
                                                              ----------
1995........................................................    $11.74
1996........................................................     14.14
1997........................................................     17.69
1998........................................................     21.55
1999........................................................     28.78
2000........................................................     26.37
2001........................................................     20.48
2002........................................................     16.00
2003........................................................     19.55
2004........................................................     21.15
June 30, 2005...............................................     21.44

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2005


                                                               NUMBER OF                             MARKET
(All investments are in securities of unaffiliated issuers)     SHARES              COST              VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS:

   CONSUMER DISCRETIONARY-17.7%
      HOTELS RESTAURANTS & LEISURE-2.4%
      Marriott International, Inc.--Cl A                           18,500        $ 1,201,344       $ 1,262,070
                                                                                 -----------       -----------
      MEDIA-4.6%
      Omnicom Group Inc.                                           18,000          1,496,279         1,437,480
      The E.W. Scripps Company                                     20,000            989,000           976,000
                                                                                 -----------       -----------
                                                                                   2,485,279         2,413,480
                                                                                 -----------       -----------
      MULTILINE RETAIL-4.1%
      Target Corporation                                           40,000          1,791,056         2,176,400
                                                                                 -----------       -----------
      SPECIALTY RETAIL-4.4%
      Best Buy Co., Inc.(**)                                       34,000          2,053,040         2,330,700
                                                                                 -----------       -----------
      TEXTILES & APPAREL-2.2%
      Coach, Inc.(*)                                               35,000          1,012,259         1,174,950
                                                                                 -----------       -----------
   CONSUMER STAPLES-9.4%
      BEVERAGES-3.3%
      Pepsico, Inc.                                                32,000          1,161,951         1,725,760
                                                                                 -----------       -----------
      FOOD & STAPLES RETAILING-1.9%
      CVS Corporation                                              35,000          1,020,184         1,017,450
                                                                                 -----------       -----------
      HOUSEHOLD PRODUCTS-2.4%
      Kimberly-Clark Corporation                                   20,000          1,049,446         1,251,800
                                                                                 -----------       -----------
      TOBACCO-1.8%
      Altria Group, Inc.                                           15,000            979,360           969,900
                                                                                 -----------       -----------
   ENERGY-10.8%
      ENERGY EQUIPMENT & SERVICES-4.3%
      Schlumberger Limited                                         30,000          1,719,634         2,278,200
                                                                                 -----------       -----------
      OIL & GAS-6.5%
      Burlington Resources Inc.                                    30,000            899,058         1,657,200
      Exxon Mobil Corporation                                      31,000          1,860,710         1,781,570
                                                                                 -----------       -----------
                                                                                   2,759,768         3,438,770
                                                                                 -----------       -----------
   FINANCIALS-12.3%
      DIVERSIFIED FINANCIALS-9.3%
      American Express Company                                     20,000            925,656         1,064,600
      Citigroup Inc.                                               30,000          1,466,919         1,386,900
      Lehman Brothers Holdings Inc.(**)                            17,000          1,488,826         1,687,760
      Merrill Lynch & Co., Inc.                                    14,700            847,716           808,647
                                                                                 -----------       -----------
                                                                                   4,729,117         4,947,907
                                                                                 -----------       -----------
      INSURANCE-3.0%
      The PMI Group, Inc.                                          40,000          1,738,496         1,559,200
                                                                                 -----------       -----------
   HEALTHCARE-13.9%
      BIOTECHNOLOGY-3.0%
      Amgen Inc.(*)                                                26,000          1,573,533         1,571,960
                                                                                 -----------       -----------
      HEALTH CARE EQUIPMENT & SUPPLIES-3.6%
      St. Jude Medical, Inc.(*)                                    20,000            883,242           872,200
      Medtronic, Inc.                                              20,000            825,700         1,035,800
                                                                                 -----------       -----------
                                                                                   1,708,942         1,908,000
                                                                                 -----------       -----------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2005


                                                               NUMBER OF                             MARKET
(All investments are in securities of unaffiliated issuers)     SHARES              COST              VALUE
--------------------------------------------------------------------------------------------------------------
      HEALTH CARE PROVIDERS-2.5%
      Unitedhealth Group Incorporated                              26,000        $ 1,171,715       $ 1,355,640
                                                                                 -----------       -----------
      PHARMACEUTICALS-4.8%
      Abbott Laboratories                                          25,000          1,160,250         1,225,250
      Johnson & Johnson                                            20,000          1,068,250         1,300,000
                                                                                 -----------       -----------
                                                                                   2,228,500         2,525,250
                                                                                 -----------       -----------
   INDUSTRIALS-15.4%
      AEROSPACE & DEFENSE-3.1%
      The Boeing Company                                           25,000          1,271,275         1,650,000
                                                                                 -----------       -----------
      INDUSTRIAL CONGLOMERATES-8.8%
      General Electric Company                                     60,000          1,014,762         2,079,000
      3M Company                                                   20,000          1,518,200         1,446,000
      Tyco International Ltd.                                      40,000          1,419,091         1,168,000
                                                                                 -----------       -----------
                                                                                   3,952,053         4,693,000
                                                                                 -----------       -----------
      MACHINERY-3.5%
      Caterpillar Inc.(**)                                         10,000            946,145           953,100
      Danaher Corporation                                          17,000            972,725           889,780
                                                                                 -----------       -----------
                                                                                   1,918,870         1,842,880
                                                                                 -----------       -----------
   INFORMATION TECHNOLOGY-13.2%
      COMMUNICATIONS EQUIPMENT-1.8%
      Cisco Systems, Inc.(*)                                       50,000            888,600           955,500
                                                                                 -----------       -----------
      COMPUTER & PERIPHERALS-2.2%
      Dell Inc.(*)                                                 30,000            932,528         1,185,300
                                                                                 -----------       -----------
      INTERNET SOFTWARE & SERVICES-2.8%
      Google Inc.(*)(**)                                            5,000          1,096,901         1,470,750
                                                                                 -----------       -----------
      SEMICONDUCTOR EQUIPMENT-2.5%
      Intel Corporation                                            50,000          1,396,719         1,303,000
                                                                                 -----------       -----------
      SOFTWARE-3.9%
      Microsoft Corporation                                        40,000          1,089,196           993,600
      Symantec Corporation(*)(**)                                  50,000          1,242,300         1,087,000
                                                                                 -----------       -----------
                                                                                   2,331,496         2,080,600
                                                                                 -----------       -----------
   MATERIALS-2.2%
      CHEMICALS-2.2%
      Praxair, Inc.                                                25,000          1,114,715         1,165,000
                                                                                 -----------       -----------
   UTILITIES-3.4%
      ELECTRIC UTILITIES-3.4%
      Exelon Corporation                                           35,000          1,258,089         1,796,550
                                                                                 -----------       -----------
        TOTAL COMMON STOCKS-98.3%                                                $46,544,869       $52,050,017
                                                                                 -----------       -----------
SHORT-TERM BONDS
      FINANCIAL SERVICES -- BANK-1.7%
      US Treasury Bill 2.729% Due 7/7/05                          894,000            893,599           893,599
                                                                                 -----------       -----------
        TOTAL SHORT-TERM-1.7%                                                    $   893,599       $   893,599
                                                                                 -----------       -----------
        TOTAL INVESTMENTS                                                        $47,438,468       $52,943,616
                                                                                 ===========       ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 (*) Denotes non-income producing holdings.

(**) Security is pledged as collateral for open options contracts.

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                        SCHEDULE OF CALL OPTIONS WRITTEN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2005


(All investments are in securities of unaffiliated                               EXERCISE    NUMBER OF     MARKET
issuers)                                                      EXPIRATION DATE     PRICE      CONTRACTS      VALUE
-------------------------------------------------------------------------------------------------------------------
OPTIONS
   Best Buy Co., Inc.                                            08-20-05          65.00         340      $(197,200)
   Caterpillar Inc.                                              07-16-05         100.00         100         (3,500)
   Google Inc.                                                   07-16-05         340.00          50         (2,750)
   Lehman Brothers Holdings Inc.                                 07-16-05         100.00         170        (17,000)
   Symantec Corporation                                          08-20-05          22.50         500        (42,500)
                                                                                               -----      ---------
         TOTAL OPTIONS                                                                         1,160      $(262,950)
                                                                                               =====      =========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                       TEN LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  MARKET          % OF NET
                       JUNE 30, 2005                               VALUE           ASSETS
------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                              $ 2,330,700         4.50%
Schlumberger Limited                                              2,278,200         4.40%
Target Corporation                                                2,176,400         4.20%
General Electric Company                                          2,079,000         4.01%
Exelon Corporation                                                1,796,550         3.47%
Exxon Mobile Corporation                                          1,781,570         3.44%
Pepsico, Inc.                                                     1,725,760         3.33%
Lehman Brothers Holdings Inc.                                     1,687,760         3.26%
Burlington Resources Inc.                                         1,657,200         3.20%
The Boeing Company                                                1,650,000         3.18%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $19,163,140        36.99%
==========================================================================================

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                            2005
-----------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers:
   Common stocks, at market                                     $  52,050,017
   Short-term notes, at amortized cost                                893,599
                                                                -------------
          TOTAL INVESTMENTS (COST: $47,438,468)                    52,943,616
   Cash                                                                 1,135
   Dividends receivable                                                52,123
   Receivable for securities sold                                   1,297,716
                                                                -------------
          TOTAL ASSETS                                             54,294,590
                                                                -------------
LIABILITIES:
   Fees payable to Continental Assurance Company                        2,364
   Call options written, at fair value (premium received
     $282,615)                                                        262,950
   Payable for securities purchased                                 2,197,322
   Payable to Continental Assurance Company for fund
     withdrawals                                                        5,301
                                                                -------------
          TOTAL LIABILITIES                                         2,467,937
PARTICIPANTS' EQUITY -- NET ASSETS
   From operations:
     Accumulated net investment income                             53,383,083
     Accumulated net realized gain on investment
      transactions                                                167,565,326
     Accumulated net unrealized gain                                5,524,812
     Paid-in-capital                                             (174,646,568)
-----------------------------------------------------------------------------
          TOTAL PARTICIPANTS' EQUITY-NET ASSETS (*)
         (2,417,645 units outstanding at $21.44 per unit;
         unlimited units authorized)                            $  51,826,653
=============================================================================

 (*) Active participant's equity, $51,701,072 and inactive participant's equity with contracts in payout (annuitization) period, $125,581.

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30,                                         2005
-------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $ 343,350
   Interest and other                                               3,150
                                                                ---------
          TOTAL INVESTMENT INCOME                                 346,500
                                                                ---------
Fees to Continental Assurance Company:
   Investment advisory fees                                       127,819
   Service fees                                                    84,361
                                                                ---------
          Total fees                                              212,180
                                                                ---------
          NET INVESTMENT INCOME                                   134,320
                                                                ---------
Investments:
   Net realized gains
          Stocks and bonds                                      1,099,897
          Call options written                                      3,468
   Net change in unrealized gains (losses)
          Stocks and bonds                                       (522,359)
          Call options written                                    (50,952)
                                                                ---------
          NET GAIN ON INVESTMENTS                                 530,054
-------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $ 664,374
=========================================================================

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                 STATEMENTS OF CHANGES IN PARTICIPANTS' EQUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERIODS ENDED                                                 JUNE 30, 2005   DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------
From operations:
  Net investment income                                        $   134,320      $    612,511
  Net realized gain on investments                               1,103,365        18,102,358
  Change in net unrealized (loss) gain on investments             (573,311)      (14,622,467)
                                                               -----------      ------------
      Net increase in participants' equity resulting from
       operations                                                  664,374         4,092,402
From unit transactions:
  Sales (units 227 in 2005, and 52,519 units in 2004)                7,111         1,039,918
  Withdrawals (1) (units 80,475 in 2005, and 3,221,185 units
    in 2004)                                                    (1,682,372)      (63,076,494)
                                                               -----------      ------------
      Net decrease in participants' equity resulting from
       unit transactions                                        (1,675,261)      (62,036,576)
                                                               -----------      ------------
      TOTAL (DECREASE) INCREASE IN PARTICIPANTS' EQUITY         (1,010,887)      (57,944,174)
Participants' equity, beginning of the year                     52,837,540       110,781,714
-----------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY                                           $51,826,653      $ 52,837,540
Accumulated net investment income                              $53,383,083      $ 53,248,763

--------------------------------------------------------------------------------
(1) Includes accounting and administrative fees of $2,051 and $5,730 for 2005 and 2004, respectively. (see note 3)

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                             ENDED                       YEAR ENDED DECEMBER 31,
(Per accumulation unit outstanding          JUNE 30,    ---------------------------------------------------------
during the period)                            2005        2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Value at the beginning of the period       $   21.15    $   19.55   $   16.00   $   20.48   $   26.37   $   28.78
                                           ---------    ---------   ---------   ---------   ---------   ---------
Net investment income(1)                        0.14         0.32        0.25        0.16        0.18        0.20
Fees                                            0.09         0.16        0.14        0.15        0.19        0.24
                                           ---------    ---------   ---------   ---------   ---------   ---------
   NET INVESTMENT INCOME (LOSS)                 0.05         0.16        0.11        0.01       (0.01)      (0.04)
                                           ---------    ---------   ---------   ---------   ---------   ---------
Net gain (loss) on investments                  0.24         1.44        3.44       (4.49)      (5.88)      (2.37)
                                           ---------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE (DECREASE) IN
     PARTICIPANTS' EQUITY RESULTING FROM
     OPERATIONS                                 0.29         1.60        3.55       (4.48)      (5.89)      (2.41)
                                           ---------    ---------   ---------   ---------   ---------   ---------
VALUE AT END OF PERIOD                     $   21.44    $   21.15   $   19.55   $   16.00   $   20.48   $   26.37
                                           =========    =========   =========   =========   =========   =========
Net assets ($000's)                        $  51,827    $  52,838   $ 110,782   $ 101,235   $ 142,051   $ 197,223
Total return                                     1.4%         8.2%       22.2%      (21.9)%     (22.3)%      (8.4)%
Ratio of net investment income (loss) to
  average participants' equity                  0.52%        0.79%       0.61%       0.06%      (0.01)%     (0.14)%
Ratio of fees to average participant'
  equity                                        0.83%        0.83%       0.83%       0.83%       0.83%       0.83%
Portfolio turnover rate                           33%          52%         57%         64%         41%         19%
Number of accumulation units outstanding
  at end of period                         2,417,645    2,497,896   5,666,562   6,326,437   6,937,365   7,479,166

--------------------------------------------------------------------------------
(1) Net investment income per share is based on average units outstanding

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION

     Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is a separate account of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by The Continental Corporation (TCC). TCC is wholly owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 91% of the outstanding common stock and 100% of the Series H preferred stock of CNAF as of June 30, 2005.

     The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.

     The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS

     Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the closing bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.

     Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

OPTIONS WRITING

     When Separate Account (B) writes an option, an amount equal to the premium received by Separate Account (B) is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by Separate Account (B) on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether Separate Account (B) has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by Separate Account (B). Separate Account (B) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES

     Separate Account (B) is not qualified as a "regulated investment company" under subchapter M of the Internal Revenue Code, as it is not taxed separately from CAC. While Separate Account (B) is part of the total operations of CAC, under existing federal income tax law, no taxes are payable on the investment income and realized capital gains which are reinvested in Separate Account (B) and which are taken into account in determining the value of the Accumulation Unit and the value of the Annuity Unit and which are not distributed to participants except as part of annuity payments.

     Both investment income and realized capital gains are accumulated and reinvested.

     The investment results credited to a participant's account are not taxable to the participant until benefits are received by him. At that time, there is no distinction made between investment income and realized and unrealized gains in determining either the amount of

--------------------------------------------------------------------------------
the participant's benefits, or the taxes paid by the participant on these benefits. All payments generally are taxable to the recipient as ordinary income when received. A participant may wish to consult a tax adviser for more complete information.

OTHER

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                              NOTE 2. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2005
--------------------------------------------------------------------------
Aggregate proceeds (Common stock $18,122,957, Short-term
  notes $15,440,318, Options $558,448)                         $34,121,723
Aggregate cost (Common stock $17,023,054, Short-term notes
  $15,440,324, Options $554,980)                                33,018,358
--------------------------------------------------------------------------
    Net realized gain                                          $ 1,103,365
==========================================================================
DECREASE IN NET UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2005
--------------------------------------------------------------------------
Unrealized gain on investments
    Balance, June 30, 2005                                     $ 5,524,812
    Less Balance, January 1, 2005                                6,098,123
--------------------------------------------------------------------------
    Change in net unrealized gains                             $  (573,311)
==========================================================================
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30,                                         2005
--------------------------------------------------------------------------
Common stocks                                                  $16,767,782
Short-term notes                                                16,293,814
--------------------------------------------------------------------------
Total purchases                                                 33,061,596
==========================================================================

--------------------------------------------------------------------------------

                            NOTE 3. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement". The fees are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees directly to CAC for accounting and administrative services, which are deducted from participants' accounts on an annual basis (included in unit transaction withdrawals in the Statement of Changes in Participants' Equity). Sales fees represent costs paid by participants

--------------------------------------------------------------------------------
upon purchase of additional accumulation units; administrative fees are deducted annually from applicable participants' accounts.

-----------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC
SIX MONTHS ENDED JUNE 30,                                        2005
-----------------------------------------------------------------------
Investment advisory fees                                       $127,819
Service fees                                                     84,361
                                                               --------
  Total fees charged to participants' equity                    212,180
Accounting and administrative fees paid by participants           2,051
-----------------------------------------------------------------------
  Total                                                        $214,231
=======================================================================

--------------------------------------------------------------------------------

                    NOTE 4. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) enters into certain derivative financial instruments, namely call options.

     Derivatives are carried at fair value, which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through Options Clearing Corporation.

                                  CALL OPTIONS
--------------------------------------------------------------------------------
     Transactions in options written during the six months ended June 30, 2005 were as follows:

-----------------------------------------------------------------------------------
                                                              NUMBER OF   PREMIUMS
                                                              CONTRACTS   RECEIVED
-----------------------------------------------------------------------------------
Options outstanding at December 31, 2004                        1,710     $ 147,016
Options written                                                 6,600       742,055
Options bought back                                            (1,210)     (173,384)
Options expired                                                (5,015)     (385,064)
Options exercised                                                (925)      (48,008)
                                                               ------     ---------
Options outstanding at June 30, 2005                            1,160     $ 282,615

--------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $7,529,310 at June 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    COMMITTEE MEMBERS AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The management of Separate Account (B), including general supervision of the duties performed for it by Continental Assurance Company, is the responsibility of the Committee Members of Separate Account (B). The number of Committee Members of Separate Account (B) is currently set at five. None of the Committee Members who are not "interested" persons of Separate Account (B) has been a director or employee of, or consultant to, the adviser or its affiliates in the last twenty years. The names and business addresses of the Committee Members and executive officers of Separate Account (B), their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                   COMMITTEE MEMBERS FOR SEPARATE ACCOUNT (B)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN        OTHER
                                                 TERM OF OFFICE             PRINCIPAL            FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF       OCCUPATION(S) DURING        OVERSEEN BY        HELD BY
         AND AGE                WITH FUND          TIME SERVED          THE LAST 5 YEARS           DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED COMMITTEE MEMBERS
-------------------------------------------------------------------------------------------------------------------------------
Richard T. Fox               Committee Member    One Year           Financial Consultant              One             None
CNA Center
Chicago, Illinois 60685                          Eighteen Years
Age -- 67
-------------------------------------------------------------------------------------------------------------------------------
Petrine J. Nielsen           Committee Member    One Year           Retired since June 2003;          One             None
CNA Center                                                          Senior Vice President of
Chicago, Illinois 60685                          One Year           Computershare, Inc. from
Age -- 65                                                           April 2000 until June
                                                                    2003; prior thereto
                                                                    Senior Vice President of
                                                                    Harris Trust and Savings
                                                                    Bank.
-------------------------------------------------------------------------------------------------------------------------------
Peter J. Wrenn               Committee Member    One Year           Chairman and Treasurer of         One             None
CNA Center                                                          Hudson Technology, Inc.
Chicago, Illinois 60685                          Seventeen Years    since January 2004; prior
Age -- 69                                                           thereto President of
                                                                    Hudson Technology, Inc.
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN        OTHER
                                                 TERM OF OFFICE             PRINCIPAL            FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF       OCCUPATION(S) DURING        OVERSEEN BY        HELD BY
         AND AGE                WITH FUND          TIME SERVED          THE LAST 5 YEARS           DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                     INTERESTED COMMITTEE MEMBERS AND EXECUTIVE OFFICERS*
-------------------------------------------------------------------------------------------------------------------------------
Dennis R. Hemme              Committee Member    One Year           Vice President and                One             None
CNA Center                   and Chairman                           Treasurer of CAC and
Chicago, Illinois 60685                          Two Years          Casualty since September
Age -- 51                                                           2003; prior thereto Vice
                                                                    President of CAC and
                                                                    Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Marilou R. McGirr            Committee Member    One Year           Vice President and                One             None
CNA Center                   and Portfolio                          Assistant Treasurer of
Chicago, Illinois 60685      Manager             Seven Years        CAC and Casualty since
Age -- 52                                                           September 2003; Portfolio
                                                                    Manager of Separate
                                                                    Account (B) since
                                                                    September 2002; prior
                                                                    thereto Vice President of
                                                                    CAC and Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Lynne Gugenheim              Secretary           One Year           Senior Vice President and         One             None
CNA Center                                                          Deputy General Counsel of
Chicago, Illinois 60685                          Nine Years         CAC and Casualty since
Age -- 45                                                           March 2000; prior thereto
                                                                    Vice President and
                                                                    Associate General Counsel
                                                                    of CAC and Casualty.

--------------------------------------------------------------------------------

* An interested person within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended by virtue of his/her employment with CAC.

--------------------------------------------------------------------------------
                                    EXAMPLE
--------------------------------------------------------------------------------

     As a participant of Separate Account (B), you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase payments, redemption fees (on HR-10 Plan Contracts) and exchange fees; and (2) ongoing costs, including investment management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Separate Account (B) and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (from 1-01-05 to 6-30-05).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, on 403(b) Graded Deduction Contracts, a contract fee of $30 per year per participant is also charged. On HR-10 Plan Contracts, an individual accounting maintenance fee of $20 per participant is charged for the first year and $10 per year per participant is charged thereafter.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, on 403(b) Graded Deduction Contracts, a contract fee of $30 per year per participant is also charged. On HR-10 Plan Contracts, an individual accounting maintenance fee of $20 per participant is charged for the first year and $10 per year per participant is charged thereafter. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------
                                     BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
RETURN                                       1-1-05                  6-30-05               1-1-05 TO 6-30-05
------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000                   $1,010                       $4
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before
  expenses)                                  $1,000                   $1,021                       $4

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of .83% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
              QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING
--------------------------------------------------------------------------------

     Separate Account (B)'s quarterly portfolio of investments and information regarding how Separate Account (B) voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, are available without charge, upon request, by calling Continental Assurance Company toll-free at (800) 351-3001.

     You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request information about Separate Account (B) by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

                      (This page intentionally left blank)

Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-42nd Floor
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

[CNA LOGO]

[UNION BUG]

L 554-921 (06/05)                  (08/05)

        CONTINENTAL ASSURANCE COMPANY
        SEPARATE ACCOUNT (B)
        REPORT TO PARTICIPANTS
        JUNE 30, 2005
      Web Site: www.cna.com/sab/
      Internet e-mail:sab@cna.com

[COVER ARTWORK]

ITEM 2: CODE(S) OF ETHICS - Item not applicable to semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - Item not applicable to semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - Item not applicable to semi-annual report.

ITEM 5: AUDIT COMMITTEE FOR LISTED REGISTRANTS - Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS - See Portfolio of Investments in Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not applicable.

ITEM 9: PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS - Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS - There have been no material changes to the procedures by which unitholders may recommend nominees to the registrant's committee since the registrant last submitted a proxy statement to its shareholders.

ITEM 11: CONTROLS AND PROCEDURES.

         (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) Internal Controls. There have been no changes in the Registrant's internal control over financial reporting that occurred during the registrant's last half-year (the Registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.


ITEM 12: EXHIBITS.

         (a)(1) Code of Ethics - Not applicable to this filing.

         (a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

         (a)(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

         (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

BY: /s/ LYNNE GUGENHEIM
   ----------------------------------------
        Lynne Gugenheim
        Secretary (Principal Executive Officer)

Date:  September 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ D. CRAIG MENSE
   ----------------------------------------
        D. Craig Mense
        Executive Vice President and Chief Financial Officer
        (Principal Financial and Accounting Officer)

Date:   September 6, 2005

BY: /s/ LYNNE GUGENHEIM
   ----------------------------------------
        Lynne Gugenheim
        Secretary (Principal Executive Officer)

Date:  September 6, 2005